INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A valuation allowance has been provided for the deferred tax asset as it is uncertain whether the Company will have future taxable income. A reconciliation of the benefit (expense) for income taxes with amounts determined by applying the statutory federal income rate of (34%) to the loss before income taxes is as follows:

	2016	2015
Net (Loss)	$(1,785,114)	$(611,819)
Benefit (expense) for income taxes computed using the statutory rate of 34%	606,939	208,018
Non-deductible expense	(99,086)	(51,146)
Change in valuation allowance	(507,853)	(156,872)
Provision for income taxes	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company’s deferred tax liabilities and assets at December 31, 2016 and 2015 are as follows:

	2016	2015
Total deferred tax assets – net operating losses	$3,731,181	$4,162,408
Deferred tax liabilities
Depreciation	(789)	(789)
Net deferred tax assets	3,730,392	4,161,619
Valuation allowance	(3,730,392)	(4,161,619)
	$-	$-

Summary of Operating Loss Carryforwards [Table Text Block]
As of December 31, 2016 open Federal income tax years subject to examination include the tax years ended December 31, 2015 through 2013. At December 31, 2016, net operating loss (“NOL”) carryforwards expiring through 2036 were as follows:

Expiring December 31,	Amount of NOL Expiring
2019	$6,166,000
2026	408,000
2027	693,000
2028	771,000
2029	197,000
2030	32,000
2031	415,000
2033	692,000
2034	106,000
2036	1,494,000
$10,974,000